Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000091284 | AssuredPartners Inc._7.82492__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | UKG Inc._7.29984__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Great Outdoors Group LLC_7.57492__BNY-LX257812
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | AthenaHealth Group Inc._7.32492__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091284 | Opella Healthc___BNY-LX260714
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Cotiviti Inc._7.07268__BNY-LX227235
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Alliant Holdings Intermediate LLC_7.06919__BNY-LX245521
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Focus Financial Partners LLC_7.07492__BNY-LX258537
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Fertitta Entertainment LLC_7.82492__BNY-LX202071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091284 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091284 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091284 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091284 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091284 | Loans
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000091285 | AssuredPartners Inc._7.82492__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | UKG Inc._7.29984__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Great Outdoors Group LLC_7.57492__BNY-LX257812
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | AthenaHealth Group Inc._7.32492__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091285 | Opella Healthc___BNY-LX260714
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Cotiviti Inc._7.07268__BNY-LX227235
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Alliant Holdings Intermediate LLC_7.06919__BNY-LX245521
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Focus Financial Partners LLC_7.07492__BNY-LX258537
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Fertitta Entertainment LLC_7.82492__BNY-LX202071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091285 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091285 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091285 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091285 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091285 | Loans
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000091286 | AssuredPartners Inc._7.82492__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | UKG Inc._7.29984__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Great Outdoors Group LLC_7.57492__BNY-LX257812
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | AthenaHealth Group Inc._7.32492__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091286 | Opella Healthc___BNY-LX260714
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Cotiviti Inc._7.07268__BNY-LX227235
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Alliant Holdings Intermediate LLC_7.06919__BNY-LX245521
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Focus Financial Partners LLC_7.07492__BNY-LX258537
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Fertitta Entertainment LLC_7.82492__BNY-LX202071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091286 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091286 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091286 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091286 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091286 | Loans
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000091287 | AssuredPartners Inc._7.82492__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | UKG Inc._7.29984__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Great Outdoors Group LLC_7.57492__BNY-LX257812
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | AthenaHealth Group Inc._7.32492__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091287 | Opella Healthc___BNY-LX260714
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Cotiviti Inc._7.07268__BNY-LX227235
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Alliant Holdings Intermediate LLC_7.06919__BNY-LX245521
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Focus Financial Partners LLC_7.07492__BNY-LX258537
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Fertitta Entertainment LLC_7.82492__BNY-LX202071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091287 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091287 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091287 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091287 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091287 | Loans
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000091288 | AssuredPartners Inc._7.82492__BNY-LX226857
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | UKG Inc._7.29984__BNY-LX225675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Great Outdoors Group LLC_7.57492__BNY-LX257812
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Sedgwick Claims Management Services Inc_8.25__BNY-LX211038
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | AthenaHealth Group Inc._7.32492__BNY-LX202290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091288 | Opella Healthc___BNY-LX260714
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Cotiviti Inc._7.07268__BNY-LX227235
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Alliant Holdings Intermediate LLC_7.06919__BNY-LX245521
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Focus Financial Partners LLC_7.07492__BNY-LX258537
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Fertitta Entertainment LLC_7.82492__BNY-LX202071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091288 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091288 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091288 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091288 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091288 | Loans
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000023002 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023002 | Ginnie Mae_5.0__BNY-21H050649
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023002 | Ginnie Mae_6.0__BNY-21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023002 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023002 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023002 | Ginnie Mae_5.594_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023002 | Ginnie Mae_2.0__BNY-21H020659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023002 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023002 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023002 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023002 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000023002 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023002 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023002 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000023002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000023004 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023004 | Ginnie Mae_5.0__BNY-21H050649
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023004 | Ginnie Mae_6.0__BNY-21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023004 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023004 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023004 | Ginnie Mae_5.594_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023004 | Ginnie Mae_2.0__BNY-21H020659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023004 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023004 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023004 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000023004 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023004 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023004 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000023004 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000023005 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023005 | Ginnie Mae_5.0__BNY-21H050649
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023005 | Ginnie Mae_6.0__BNY-21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023005 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023005 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023005 | Ginnie Mae_5.594_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023005 | Ginnie Mae_2.0__BNY-21H020659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023005 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023005 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023005 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000023005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000023005 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000122009 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122009 | Ginnie Mae_5.0__BNY-21H050649
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000122009 | Ginnie Mae_6.0__BNY-21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122009 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122009 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122009 | Ginnie Mae_5.594_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122009 | Ginnie Mae_2.0__BNY-21H020659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122009 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122009 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122009 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000122009 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122009 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122009 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000122009 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000057275 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000057275 | Ginnie Mae_5.0__BNY-21H050649
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000057275 | Ginnie Mae_6.0__BNY-21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057275 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057275 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057275 | Ginnie Mae_5.594_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057275 | Ginnie Mae_2.0__BNY-21H020659
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057275 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057275 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057275 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057275 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000057275 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057275 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000057275 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000057275 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000215435 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215435 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000215435 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000215435 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000215437 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215437 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000215437 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000215437 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000215436 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215436 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000215436 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000215436 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000250818 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000250818 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000250818 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000250818 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000215433 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215433 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000215433 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000215433 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000023007 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023007 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023007 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023007 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023007 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023007 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000023007 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023009 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023009 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023009 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023009 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023009 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000023009 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069597 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069597 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069597 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069597 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069597 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069597 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000069597 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139707 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139707 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139707 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139707 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139707 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139707 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000139707 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172347 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172347 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172347 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172347 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172347 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000172347 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000172347 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103051 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103051 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103051 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103051 | Service Corp. International_5.75__BNY-817565CH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | CSC Holdings LLC_5.5__BNY-126307AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | DISH Network Corp._11.75__BNY-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Carvana Co._9.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103051 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103051 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000103051 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023012 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023012 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023012 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023012 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023012 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023012 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023012 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023012 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023012 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023012 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023012 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023012 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023012 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023012 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023012 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023012 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000023012 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023012 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000023014 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023014 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023014 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023014 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023014 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023014 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023014 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023014 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023014 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023014 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023014 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023014 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023014 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023014 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023014 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023014 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000023014 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023014 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000023015 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023015 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023015 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023015 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023015 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023015 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023015 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023015 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023015 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023015 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023015 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023015 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023015 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023015 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023015 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023015 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000023015 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023015 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000023011 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023011 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023011 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023011 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023011 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023011 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023011 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023011 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023011 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023011 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023011 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023011 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023011 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023011 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023011 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000023011 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000023011 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023011 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000122010 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122010 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122010 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122010 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122010 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122010 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122010 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122010 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122010 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122010 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122010 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122010 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000122010 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122010 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122010 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000122010 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000122010 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122010 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000057276 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057276 | United States Treasury Bonds_4.75__BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057276 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057276 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057276 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057276 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057276 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057276 | Ginnie Mae_4.5__BNY-36179YAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057276 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057276 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057276 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000057276 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000057276 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000057276 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000057276 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000057276 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000057276 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057276 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240916 | NFE Financing LLC_12.0__BNY-62909BAA5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240916 | CVR Energy, Inc._8.5__BNY-12662PAF5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240916 | Consensus Cloud Solutions, Inc._6.0__BNY-20848VAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240916 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240916 | Mobius Merger Sub, Inc._9.0__BNY-606950AA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240916 | Champions Financing, Inc._8.75__BNY-15870LAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | Asurion LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | AmeriGas Partners L.P. / AmeriGas Finance Corp._9.375__BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240916 | Quikrete Holdings Inc_6.5925 __BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240916 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240916 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240916 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000240916 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242678 | NFE Financing LLC_12.0__BNY-62909BAA5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242678 | CVR Energy, Inc._8.5__BNY-12662PAF5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242678 | Consensus Cloud Solutions, Inc._6.0__BNY-20848VAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242678 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242678 | Mobius Merger Sub, Inc._9.0__BNY-606950AA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242678 | Champions Financing, Inc._8.75__BNY-15870LAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | Asurion LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | AmeriGas Partners L.P. / AmeriGas Finance Corp._9.375__BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242678 | Quikrete Holdings Inc_6.5925 __BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242678 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242678 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000242678 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240914 | NFE Financing LLC_12.0__BNY-62909BAA5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240914 | CVR Energy, Inc._8.5__BNY-12662PAF5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240914 | Consensus Cloud Solutions, Inc._6.0__BNY-20848VAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240914 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240914 | Mobius Merger Sub, Inc._9.0__BNY-606950AA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240914 | Champions Financing, Inc._8.75__BNY-15870LAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | Asurion LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | AmeriGas Partners L.P. / AmeriGas Finance Corp._9.375__BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240914 | Quikrete Holdings Inc_6.5925 __BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240914 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240914 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240914 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000240914 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240915 | NFE Financing LLC_12.0__BNY-62909BAA5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240915 | CVR Energy, Inc._8.5__BNY-12662PAF5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240915 | Consensus Cloud Solutions, Inc._6.0__BNY-20848VAA3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240915 | VistaJet Malta Finance PLC / Vista Management Holding, Inc._9.5__BNY-92841HAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240915 | Mobius Merger Sub, Inc._9.0__BNY-606950AA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240915 | Champions Financing, Inc._8.75__BNY-15870LAA6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | Asurion LLC_8.84__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | HAT Holdings I LLC / HAT Holdings II LLC_8.0__BNY-418751AL7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | AmeriGas Partners L.P. / AmeriGas Finance Corp._9.375__BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240915 | Quikrete Holdings Inc_6.5925 __BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240915 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240915 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240915 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000240915 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000121358 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121358 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121358 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121358 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121358 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121358 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121358 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000121358 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000121358 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121358 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121359 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121359 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121359 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121359 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121359 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121359 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121359 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000121359 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000121359 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121359 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121359 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121359 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121360 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121360 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121360 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121360 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121360 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121360 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121360 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000121360 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000121360 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121360 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121360 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121360 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121361 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121361 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121361 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121361 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121361 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121361 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121361 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000121361 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000121361 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121361 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121361 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121361 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129860 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129860 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129860 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129860 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129860 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129860 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129860 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000129860 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000129860 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000129860 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000129860 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129860 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121362 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121362 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121362 | Fannie Mae REMIC Trust_5.79_Class FL_BNY-3136BTJ20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121362 | Fannie Mae REMIC Trust_5.79_Class FD_BNY-3136BUGR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121362 | Freddie Mac REMIC Trust_5.79_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | Fannie Mae REMIC Trust_5.59_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | Freddie Mac REMIC Trust_5.013_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121362 | DC Commercial Mortgage Trust_6.314_Class A_BNY-24023AAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | ILPT Commercial Mortgage Trust_6.564_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | BRSP Ltd._6.331_Class B_BNY-05591XAE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121362 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000121362 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000121362 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121362 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121362 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121362 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119020 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119020 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119020 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119020 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119020 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119020 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119020 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119020 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119020 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119020 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119020 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119020 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119020 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119020 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119020 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000119020 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000119020 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119020 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119020 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119021 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119021 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119021 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119021 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119021 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119021 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119021 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119021 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119021 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119021 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000119021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000119021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119022 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119022 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119022 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119022 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119022 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119022 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119022 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119022 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119022 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119022 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119022 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119022 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119022 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119022 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119022 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000119022 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000119022 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119022 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119022 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119022 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119023 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119023 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119023 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119023 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119023 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119023 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119023 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119023 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119023 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119023 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119023 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119023 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119023 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119023 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119023 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000119023 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000119023 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119023 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119023 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119023 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159021 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159021 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159021 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159021 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159021 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159021 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159021 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159021 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159021 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159021 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000159021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000159021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000159021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119024 | Ginnie Mae_5.5__BNY-21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119024 | Ginnie Mae_4.5__BNY-21H042646
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119024 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119024 | Uniform Mortgage-Backed Securities_6.0__BNY-01F060642
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119024 | Freddie Mac REMIC Trust_5.94_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119024 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119024 | Uniform Mortgage-Backed Securities_6.5__BNY-01F062648
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119024 | Mexican Udibonos_2.75__BNY-BM9CG57
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119024 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119024 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119024 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119024 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119024 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119024 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000119024 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000119024 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119024 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119024 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119024 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240817 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240817 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Hilton Domestic Operating Co., Inc._5.875__BNY-432833AR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Icahn Enterprises L.P. / Icahn Enterprises Finance Corp._10.0__BNY-451102CK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer_6.5__BNY-01883LAG8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | 1011778 BC ULC / New Red Finance, Inc._6.125__BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Univision Communications, Inc._6.625__BNY-914906AU6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Iron Mountain, Inc._5.25__BNY-46284VAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240817 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000240817 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%